Shareholder's Equity - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of accumulated other comprehensive income
Cash capital contributions from parent	$ 15	$ 0	$ 0
Non-cash capital contributions from parent	30	24	10
Net of tax unrealized gains (losses) related to credit-only impaired securities	$ 34	$ 33	$ 37